RUBY MINE ACQUISITION (Detail) (USD $)	12 Months Ended				12 Months Ended			3 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2013	Dec. 31, 2010	Dec. 31, 2012 Ruby Developement Company [Member]	Dec. 31, 2011 Ruby Developement Company [Member] Interest as of April 1, 2013 [Member]	Dec. 31, 2011 Ruby Developement Company [Member] Interest as of January 1, 2015 [Member]	Mar. 31, 2013 Ruby Developement Company [Member] Payment Due on December 30, 2013 [Member]	Mar. 31, 2013 Ruby Developement Company [Member]	Dec. 31, 2011 Ruby Developement Company [Member]
Business Acquisition, Purchase Price Agreement				$ 2,500,000
Exercise of purchase option, payment		85,000
Business Acquisition, Cost of Acquiring Entity, Payments Made		510,000
Business Acquisition, Cost of Acquiring Entity, Cash Paid 1		360,000
Stock Issued During Period, Shares, Acquisitions (in Shares)		10,000,000
Stock Issued During Period, Value, Acquisitions		150,000
Warrant Issuance, Description		Company issued warrants to RDC that gives them the option, until December 31, 2015, of purchasing up to 10 million shares of stock at two cents ($0.02) per share, and in compliance with a second amendment to the Option Agreement dated April 22, 2011, the Company issued warrants granting RDC the right to purchase 2 million shares of the Company's common stock at the exercise price of ten cents ($0.10) per share.
Debt Instrument, Face Amount	25,000									1,990,000
Debt Instrument, Interest Rate, Stated Percentage						6.00%	8.00%			3.00%
Other Notes Payable, Current	1,774,822	1,889,185	1,128,112						1,918,050
Restructuring Costs									160,000
Debt Instrument, Periodic Payment								1,000,000
Mine Reclamation and Closing Liability, Noncurrent		171,618
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Granted (in Shares)					2,000,000
Investment Warrants, Exercise Price (in Dollars per share)		$ 0.05			$ 0.09
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Fair Value, Grants in Period	$ 175,047